Cover	Jun. 18, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jun. 18, 2026
Entity File Number	001-38559
Entity Registrant Name	BJ’S WHOLESALE CLUB HOLDINGS, INC.
Entity Central Index Key	0001531152
Entity Tax Identification Number	45-2936287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 Campus Drive
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	774
Local Phone Number	512-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	BJ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false